General accounting principles	9 Months Ended
Sep. 30, 2018
General accounting principles [Abstract]
General accounting principles
Note 2 - General accounting principles

The condensed consolidated interim financial statements do not include all information and disclosure required in the annual financial statements and should be read in conjunction with DHT's audited consolidated financial statements included in its Annual Report on Form 20-F for 2017. Our interim results are not necessarily indicative of our results for the entire year or for any future periods.

The interim condensed financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).

The interim condensed financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value. The accounting policies that have been followed in these interim condensed financial statements are the same as presented in the 2017 audited consolidated financial statements.

These interim condensed consolidated financial statements have been prepared on a going concern basis.

Application of new and revised International Financial Reporting Standards (“IFRSs”)
New and revised IFRSs, and interpretations mandatory for the first time for the financial year beginning January 1, 2018 are listed below. With the exception of IFRS 15, the adoption did not have any effect on the financial statements:

IFRS 9 Financial Instruments
IFRS 15 Revenue from Contracts with Customers
Amendments to IFRS 2 Classification and Measurement of Share-based Payment Transactions
Annual Improvements to IFRS Standards 2014-2016 Cycle
IFRIC 22 Foreign Currency Transactions and Advance Consideration

Adoption of IFRS 15 Revenue from Contracts with Customers
Effective from January 1, 2018, we adopted the new accounting standard IFRS 15 Revenue from Contracts with Customers using the modified retrospective method. We recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

For vessels operating on spot charters, voyage revenues are, under the new revenue standard, recognized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis. Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfillment costs under IFRS 15. To recognize costs incurred to fulfil a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. Reference is also made to note 2 in the Annual Report on Form 20-F for 2017.

Time charters continue to be accounted as operating leases in accordance with IAS 17 and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts.

The cumulative effect of the adjustments made to our condensed consolidated statement of financial position at January 1, 2018 from the adoption of IFRS 15 Revenue from Contracts with Customers was as follows:

CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	Balance at	Adjustments	Balance at
$ in thousands	December 31, 2017	due to IFRS 15	January 1, 2018
ASSETS
Accounts receivable and accrued revenues	42,212	(7,437)	34,775
Capitalized voyage expenses	-	1,888	1,888
LIABILITIES
Accounts payable and accrued expenses	17,427	(815)	16,613
EQUITY
Accumulated deficit	(222,087)	(4,734)	(226,821)

The impact of the adoption of IFRS 15 Revenues from Contracts with Customers on our condensed consolidated statement of financial position as of September 30, 2018, condensed consolidated income statement and condensed consolidated statement of cash flow for third quarter and first three quarters of 2018 were as follows:

CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	Balance at September 30, 2018
		Adjustments	Balance without
$ in thousands	As reported	due to IFRS 15	adoption of IFRS 15
ASSETS
Accounts receivable and accrued revenues	40,998	5,456	46,453
Capitalized voyage expenses	1,414	(1,414)	(0)
LIABILITIES
Accounts payable and accrued expenses	25,039	615	25,655
EQUITY
Accumulated deficit	(294,346)	3,426	(290,920)

CONDENSED CONSOLIDATED INCOME STATEMENT

	3Q 2018			9 months 2018
	Jul. 1 - Sept. 30 2018			Jan. 1 - Sept. 30 2018
		Adjustments	Balance without		Adjustments	Balance without
$ in thousands	As reported	due to IFRS 15	adoption of IFRS 15	As reported	due to IFRS 15	adoption of IFRS 15
Shipping revenues	90,177	(2,407)	87,770	237,322	(1,981)	235,341
Voyage expenses	(41,983)	1,140	(40,843)	(108,502)	673	(107,829)
Net income/(loss) after tax	(21,475)	(1,267)	(22,742)	(58,910)	(1,308)	(60,218)

CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW

	3Q 2018			9 months 2018
	Jul. 1 - Sept. 30 2018			Jan. 1 - Sept. 30, 2018
			Balance without		Adjustments	Balance without
$ in thousands	As reported	Adjustments due to IFRS 15	adoption of IFRS 15	As reported	due to IFRS 15	adoption of IFRS 15
Net income / (loss)	(21,475)	(1,267)	(22,742)	(58,910)	(1,308)	(60,218)
Accounts receivable and accrued revenues	(11,622)	2,407	(9,215)	(6,223)	1,981	(4,242)
Capitalized voyage expenses	1,157	(1,157)	(0)	474	(474)	0
Accounts payable and accrued expenses	(1,407)	17	(1,391)	8,052	(199)	7,853
Net cash provided by/(used in) operating activities	(4,367)	-	(4,367)	25,666	-	25,666

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was $1.4 million as per September 30, 2018. During third quarter of 2018, $1.8 million was amortized and no impairment losses were recognized in the period.

IFRS 15 requires disclosure on the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period and an explanation of when an entity expects to recognize these amounts as revenue. We have applied the practical expedient related to performance obligation with reference to IFRS 15:121 (a), as the original expected duration of the underlying contract is one year or less. Consequently, no disclosure is presented in the notes to the interim condensed consolidated financial statements.

According to IFRS 15:114 an entity shall disaggregate revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. DHT's business is to operate a fleet of crude oil tankers and management has organized the entity as one segment based upon on the service provided. Consequently, the Company does not disaggregate revenue recognized from contracts with customers.